                   [CUNA Mutual Insurance Society letterhead]

December 18, 2008

VIA ELECTRONIC FILING
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: Ultra Series Fund ("Registrant")
    File Nos. 002-87775 and 811-04815

To Whom It May Concern:

On behalf of the Registrant, this Post-Effective Amendment is being made primarily to register Class II shares. It does not amend, supersede or otherwise affect the prospectus or statement of additional information included in prior filings.

Registrant requests selective review of this Post-Effective Amendment. Except for the description of share class, the prospectus and statement of additional information included in this Post-Effective Amendment is substantially similar to those reviewed with Post-Effective Amendment No. 38 filed on July 17, 2007, SEC Accession No. 0000950137-07-010089 (for the Target Retirement funds) and Post-Effective Amendment No. 36 filed on February 15, 2007, SEC Accession No. 0000950137-07-002346 (for the remaining funds).

Please direct any communications relating to this filing to me at (608)
231-7495.

                                        Very truly yours,


                                        /s/ Kerry A. Jung
                                        ----------------------------------------
                                        Kerry A. Jung
                                        Lead Attorney

Attachments